SUPPLEMENTARY STATEMENTS OF OPERATIONS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Supplementary Statement Of Operation Information [Abstract]
Schedule of finance expenses transaction
	Year ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
a. Financial income (expenses), net
Foreign currency gains (losses), net	(3,104)	1,972	688
Bank charges	(199)	(117)	(113)
Loss from sales of marketable securities	(1,139)	(466)	(173)
	(4,442)	1,389	402